Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Operating segments [Abstract]
Schedule of Total Revenue by Region	The following table sets forth the Company’s total revenue by region for the periods indicated.

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Asia :
China (including Hong-Kong)	$3,509	$24,018	$21,702
Taiwan	14,668	1,066	29
Korea	1,090	8	30
Rest of Asia	898	2,202	62
Total Asia	20,165	27,294	21,823
Germany	4,990	15,525	1,001
United States of America	22,565	16,749	8,666
Rest of world	3,159	983	2,126
Total revenue	$50,879	$60,551	$33,616
Of our total revenue, 96.2% is attributable to international sales for the year ended December 31, 2023 (99.8% for 2022 and 99.6% for 2021).
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Broadband IoT	$23,699	$36,181	$21,842
Massive IoT	27,180	24,370	11,774
Total revenue	$50,879	$60,551	$33,616
Additionally, the Company categorize its total revenue based on product, license and services revenue.

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Product	$30,410	$22,974	$8,060
License	17,073	31,005	22,997
Development and other services	3,396	6,572	2,559
Total revenue	$50,879	$60,551	$33,616